Warrant Liabilities - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 25, 2022	Jan. 24, 2022	Jan. 22, 2022	Jan. 18, 2022	Dec. 31, 2021	Mar. 31, 2021	Mar. 08, 2021
Derivative [Line Items]
Warrant liability	$ 8,335					$ 143,237
Gain from remeasurement of warrants	47,000
Reclassification to equity	124,805
Liberty Warrants and Liberty Advisory Fee Warrant
Derivative [Line Items]
Warrant liability	6,191				$ 30,900	0
Gain from remeasurement of warrants	24,662
Reclassification to equity	0
PIPE Warrant
Derivative [Line Items]
Warrant liability	311			$ 1,300		0
Gain from remeasurement of warrants	1,001
Reclassification to equity	0
Columbia Warrant
Derivative [Line Items]
Warrant liability	0					143,237		$ 161,200
Warrant price (in dollars per share)							$ 2.51635975
Warrants							$ 40,100
Warrants and rights outstanding, term							25 years
Gain from remeasurement of warrants	18,635
Reclassification to equity	124,805
Columbia Warrant | Common stock
Derivative [Line Items]
Number of securities called by warrants or rights (in shares)							15,931,360
$8.63 Warrants
Derivative [Line Items]
Warrant liability	$ 1,833					$ 0
Warrant price (in dollars per share)	$ 8.63	$ 8.63	$ 11.50
Gain from remeasurement of warrants	$ 2,702
Reclassification to equity	$ 0
Warrant redemption (in dollars per share)		$ 13.50	$ 18.00
CF V shares | $8.63 Warrants
Derivative [Line Items]
Warrants and rights outstanding, term		5 years
Class of warrant or right, exercisable period after closing date		30 days
Issuance of common stock upon exercise of common stock warrants (in shares)	(613,111)
CF V shares | SPAC Public Warrants
Derivative [Line Items]
Warrants issued (in shares)		8,333,333
CF V shares | SPAC Private Placement Warrants
Derivative [Line Items]
Warrants issued (in shares)		200,000
CF V shares | Shares issued to Sponsor under Forward Purchase Securities Agreement
Derivative [Line Items]
Warrants, unissued (in shares)		333,333